MARKETABLE SECURITIES	0 Months Ended
Dec. 31, 2011
Marketable Securities [Abstract]
Marketable Securities

<>NOTE 4—MARKETABLE SECURITIES:

  Available-for-sale securities: Comprised mainly of money market funds, debt securities and equity securities.

<>At December 31, 2011 and 2010, the fair value, amortized cost and gross unrealized holding gains and losses of such securities were as follows:

	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses

	(U.S. $ in millions)
December 31, 2011	$725	$836	$26	$137
December 31, 2010	$684	$639	$52	$7

  <><><>The marketable securities which are comprised substantially of available-for-sale money market funds, debt and equity securities, are classified as long-term or short-term based on the intended time of realizing the security.

<>Marketable securities are presented in the balance sheets as follows:

	December 31,
	2011	2010

	U.S. $ in millions
Cash and cash equivalents, mainly money market funds	$75	$392
Short-term investments	22	27
Long-term investments	628	265
	$725	$684

The contractual maturities of debt securities, are as follows:
December 31,
2011

(U.S. $ in millions)
2012	$97
2013	0
2014	0
2015	0
2016	0
2017 and thereafter	123
$220